WAVELENGTH INTEREST RATE NEUTRAL FUND
SCHEDULE OF INVESTMENTS
August 31, 2021 (Unaudited)

EXCHANGE-TRADED FUNDS - 65.1%	Shares	Value
Emerging Markets Debt - 14.5%
Invesco Emerging Markets Sovereign Debt ETF (a)	130,292	$ 3,618,209
iShares J.P. Morgan USD Emerging Markets Bond ETF	33,753	3,827,253
VanEck Emerging Markets High Yield Bond ETF	247,443	5,871,822
Vanguard Emerging Markets Government Bond ETF	146,294	11,767,889
		25,085,173
Real Estate Investment Trusts (REITs) - 1.8%
Vanguard Real Estate ETF (a)	28,400	3,083,672

U.S. Fixed Income - 48.8%
Invesco Senior Loan ETF (a)	668,112	14,792,000
iShares iBoxx $ High Yield Corporate Bond ETF (a)	41,320	3,639,879
iShares National Muni Bond ETF (a)	113,395	13,285,358
iShares TIPS Bond ETF	158,761	20,573,838
SPDR Bloomberg Barclays Convertible Securities ETF (a)	110,081	9,618,878
SPDR Bloomberg Barclays High Yield Bond ETF (a)	19,677	2,164,470
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	218,309	5,996,948
Vanguard Mortgage-Backed Securities ETF	149,668	8,010,231
Vanguard Short-Term Inflation-Protected Securities ETF	128,660	6,768,802
		84,850,404

Total Exchange-Traded Funds (Cost $106,492,993)		$ 113,019,249

MONEY MARKET FUNDS - 16.0%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 0.01% (b)	13,937,472	$ 13,937,472
Invesco Short-Term Investments Trust - Institutional Class, 0.01% (b)	13,937,473	13,937,473
Total Money Market Funds (Cost $27,874,945)		$ 27,874,945

WAVELENGTH INTEREST RATE NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COLLATERAL FOR SECURITIES LOANED - 20.9%	Value	Value
Mount Vernon Liquid Assets Portfolio, LLC, 0.09% (b)(c) (Cost $36,261,529)	36,261,529	$ 36,261,529

Investments at Value - 102.0% (Cost $170,629,467)		$ 177,155,723

Liabilities in Excess of Other Assets - (2.0%)		(3,390,354)

Net Assets - 100.0%		$ 173,765,369

(a)	All or a portion of the security is on loan. The total value of the securities on loan as of August 31, 2021 was $35,406,179.
(b)	The rate shown is the 7-day effective yield as of August 31, 2021.
(c)	This security was purchased with cash collateral held from securities on loan.

WAVELENGTH INTEREST RATE NEUTRAL FUND
SCHEDULE OF FUTURES CONTRACTS
August 31, 2021 (Unaudited)

FUTURES CONTRACTS	Contracts	Expiration Date	Notional Value	Value/Unrealized Appreciation (Depreciation)
Commodity Futures
E-Mini Gold Future	25	9/28/2021	$ 2,269,063	$ (7,103)

Index Futures
E-Mini Dow CBOT DJIA Future	17	9/17/2021	3,004,665	72,659
E-Mini NASDAQ 100 Future	10	9/17/2021	3,118,600	163,059
E-Mini S&P 500 Future	14	9/17/2021	3,167,675	106,146
Total Index Futures			9,290,940	341,864

Treasury Futures
10-Year U.S. Treasury Note Future	70	12/21/2021	9,338,438	5,278
2-Year U.S. Treasury Note Future	41	12/31/2021	9,033,773	7,080
5-Year U.S. Treasury Note Future	121	12/31/2021	14,968,078	42,160
U.S. Treasury Long Bond Future	42	12/31/2021	6,844,688	4,586
Total Treasury Futures			40,184,977	59,104

Total Futures Contracts			$ 51,744,980	$ 393,865

The average monthly notional value of futures contracts during the period ended August 31, 2021 was $49,555,607.